Interests in Structured Entities (Tables)	12 Months Ended
Dec. 31, 2025
Interests In Structured Entities [Abstract]
Schedule Investment and Maximum Exposure to Loss Related to Significant Unconsolidated Structured Entities	The following table presents the Company’s investments and maximum exposure to loss from significant unconsolidated investment SEs, some of which are sponsored by the Company. The Company does not provide guarantees to other parties against the risk of loss from their investments in these SEs.

	Company’s investment(1)		Company’s maximum exposure to loss(2)
As at December 31,	2025	2024	2025	2024
Leveraged leases(3)	$4,266	$4,300	$4,266	$4,300
Infrastructure entities(4)	3,477	3,282	4,471	4,174
Timberland entities(5)	716	759	716	759
Real estate entities(6)	609	601	609	601
Total	$9,068	$8,942	$10,062	$9,834
(1)The Company’s investments in these unconsolidated SEs are included in invested assets and the Company’s returns from them are included in net investment income and OCI.
(2)The Company’s maximum exposure to loss from each SE is limited to amounts invested in each, plus unfunded capital commitments, if any. The Company’s investment commitments are disclosed in note 18. The maximum loss from any SE is expected to occur only upon the SE’s bankruptcy/liquidation.
(3)These entities are statutory business trusts which use capital provided by the Company and senior debt provided by other parties to finance the acquisition of assets. These assets are leased by the trusts to third-party lessees under long-term leases. The Company owns equity capital in these trusts. The Company does not consolidate any of these trusts because the Company does not have power to govern their financial and operating policies.
(4)These entities invest in infrastructure assets. The Company invests in their equity. The Company’s returns include investment income, investment management fees, and performance fees. The Company does not control these entities because it either does not have the power to govern their financial and operating policies or does not have significant variable returns from them, or both.
(5)These entities own and operate timberlands. The Company invests in their equity and debt. The Company’s returns include investment income, investment advisory fees, forestry management fees and performance advisory fees. The Company does not control these entities because it either does not have the power to govern their financial and operating policies or does not have significant variable returns from them, or both.
(6)These entities, which include the Manulife U.S. REIT, own and manage commercial real estate. The Company invests in their equity. The Company’s returns include investment income, investment management fees, property management fees, acquisition/disposition fees and leasing fees. The Company does not control these entities because it either does not have the power to govern their financial and operating policies or does not have significant variable returns from them, or both.

Schedule of Interests and Maximum Exposure to Loss from Significant Unconsolidated Financing Structured Entities	The Company’s interests in and maximum exposure to loss from significant unconsolidated financing SEs are as follows.

	Company’s interests(1)
As at December 31,	2025	2024
Manulife Finance (Delaware), L.P.(2)	$681	$710
Total	$681	$710
(1)The Company’s interests include amounts borrowed from the SE; the Company’s investment in its equity and subordinated capital; and foreign currency and interest rate swaps with it.
(2)This entity is a wholly owned partnership used to facilitate the Company’s financing. Refer to notes 10 (a) and 18 (d).

Schedule of Securitized Holdings by Type and Asset Quality	The following table presents investments in securitized holdings by the type and asset quality.

	2025				2024
As at December 31,	CMBS	RMBS	ABS	Total	Total
AAA	$787	$1	$820	$1,608	$1,181
AA	-	-	433	433	319
A	-	-	154	154	378
BBB	-	-	50	50	41
BB and below	-	-	128	128	53
Total exposure	$787	$1	$1,585	$2,373	$1,972